Equity-based compensation (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangements [Abstract]
Unvested (in shares)	5.7	5.2
Granted (in shares)	2.1	2.4
Vested (in shares)	(1.8)	(1.6)
Forfeited (in shares)	(0.2)	(0.2)
Unvested (in shares)	5.8	5.8